UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3481

General Municipal Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

FORM N-Q

Item 1. Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.6%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--5.3%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)		0.83	3/7/09	3,585,000 a	3,585,000
Birmingham Public Educational
Building Authority, Student
Housing Revenue (CHF - UAB II,
L.L.C. - The University of
Alabama at Birmingham Project)
(LOC; Regions Bank)		1.17	3/7/09	11,600,000 a	11,600,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)		2.25	3/7/09	2,640,000 a	2,640,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.77	3/7/09	12,500,000 a,b	12,500,000
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Regions Bank)		1.12	3/7/09	15,000,000 a	15,000,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)		1.17	3/7/09	2,225,000 a	2,225,000

Arizona--1.1%
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)		1.00	3/11/09	5,000,000	5,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)		0.65	3/16/09	5,000,000	5,000,000

Arkansas--.7%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)		1.22	3/7/09	6,525,000 a	6,525,000

Colorado--2.8%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)	1.22	3/7/09	5,900,000 a	5,900,000
Cornerstar Metropolitan District,
Special Revenue (LOC; Compass
Bank)	0.67	3/7/09	6,500,000 a	6,500,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.83	3/7/09	13,000,000 a	13,000,000

Delaware--.5%
Delaware Economic Development
Authority, IDR (V&S
Galvanizing LLC Project) (LOC;
Key Bank)	1.35	3/7/09	4,675,000 a	4,675,000

District of Columbia--2.6%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.65	3/7/09	9,725,000 a,b	9,725,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	0.70	5/12/09	13,500,000	13,500,000

Florida--11.7%
Brevard County Health Facilities
Authority, Revenue, Refunding
(Retirement Housing Foundation
Obligated Group - Courtenay
Springs Village) (LOC; KBC
Bank)	0.57	3/7/09	6,400,000 a	6,400,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	10,000,000 a,b	10,000,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,060,922
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.74	3/7/09	11,245,000 a	11,245,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.75	4/8/09	10,000,000	10,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	0.68	3/7/09	15,000,000 a	15,000,000
Hillsborough County Industrial

Development Authority, IDR,
Health Facilities Projects
(University Community
Hospital) (LOC; Wachovia Bank)	1.50	3/7/09	9,600,000 a	9,600,000
Miami-Dade County Educational
Facilities Authority, Revenue
(Florida International
University Foundation Project)
(LOC; SunTrust Bank)	0.62	3/7/09	6,385,000 a	6,385,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	2.00	3/7/09	11,900,000 a	11,900,000

Georgia--7.4%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	2.50	3/7/09	15,000,000 a	15,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC;
SunTrust Bank)	0.62	3/7/09	11,000,000 a	11,000,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.78	3/7/09	15,000,000 a,b	15,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.73	3/7/09	9,900,000 a	9,900,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	2.25	3/3/09	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.78	3/7/09	5,700,000 a,b	5,700,000

Hawaii--2.8%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	1.17	3/7/09	16,000,000 a,b	16,000,000
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.27	3/7/09	9,550,000 a,b	9,550,000

Illinois--2.4%
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical

Center II Project) (LOC;
ABN-AMRO)	0.90	3/7/09	4,000,000 a	4,000,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Lutheran Home and Services)
(LOC; Fifth Third Bank)	0.77	3/7/09	12,635,000 a	12,635,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.98	8/1/09	5,000,000	5,000,000

Indiana--1.9%
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.61	3/1/09	7,000,000 a	7,000,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.68	3/7/09	10,000,000 a,b	10,000,000

Kansas--2.1%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key
Bank)	1.15	3/7/09	5,625,000 a	5,625,000
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000	7,012,828
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	0.71	3/7/09	6,000,000 a	6,000,000

Kentucky--2.5%
Georgetown,
Industrial Building Revenue,
Refunding (Georgetown College
Project) (LOC; Fifth Third
Bank)	2.00	3/7/09	22,585,000 a	22,585,000

Louisiana--2.2%
Ascension Parish,
Revenue (BASF Corporation
Project)	1.45	3/1/09	10,000,000 a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; Bank One)	1.13	3/7/09	1,400,000 a	1,400,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Bank)	1.17	3/7/09	2,400,000 a	2,400,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	1.17	3/7/09	6,375,000 a	6,375,000

Maryland--1.7%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	0.66	3/7/09	8,400,000 a	8,400,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	0.77	3/7/09	3,385,000 a	3,385,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	0.77	3/7/09	3,210,000 a	3,210,000

Massachusetts--1.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	11,300,000	11,300,000

Michigan--5.6%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	2.00	3/7/09	4,000,000 a	4,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health)	0.60	4/2/09	10,000,000	10,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.65	3/7/09	16,300,000 a	16,300,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.85	3/7/09	10,000,000 a	10,000,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	0.85	3/7/09	10,000,000 a	10,000,000

Minnesota--1.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.75	3/7/09	14,590,000 a	14,590,000

Mississippi--2.1%
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	1.17	3/7/09	18,800,000 a	18,800,000

Missouri--.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox

Hospital) (LOC; Bank of Nova
Scotia)	0.35	4/7/09	5,000,000	5,000,000

New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens Bank)	0.82	3/7/09	7,000,000 a	7,000,000

New Jersey--5.0%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.00	3/7/09	25,000,000 a	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	20,000,000 a	20,000,000

North Carolina--3.9%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Wake Forest University Health
Sciences) (LOC; Branch Banking
and Trust Co.)	0.58	3/7/09	7,870,000 a	7,870,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.65	3/7/09	4,890,000 a,b	4,890,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.90	3/7/09	4,000,000 a	4,000,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.68	3/7/09	15,000,000 a	15,000,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	0.78	3/7/09	3,190,000 a	3,190,000

North Dakota--1.0%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program - Home
Mortgage Finance Program)	3.00	4/14/09	9,000,000	9,005,300

Ohio--3.4%
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	0.58	3/7/09	1,900,000 a	1,900,000
Montgomery County,

Revenue, CP (Miami Valley
Hospital)	3.00	3/3/09	5,000,000	5,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	2.00	3/12/09	12,000,000	12,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.75	3/19/09	10,000,000	10,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.17	3/7/09	1,000,000 a	1,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.17	3/7/09	100,000 a	100,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	1.08	3/7/09	690,000 a	690,000

Oklahoma--1.7%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	1.50	5/15/09	5,000,000	5,000,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	1.50	5/15/09	10,000,000	10,000,000

Oregon--.9%
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	0.81	3/7/09	8,000,000 a	8,000,000

Pennsylvania--6.6%
Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)	0.62	3/7/09	2,600,000 a	2,600,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	0.77	3/7/09	4,000,000 a	4,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.58	3/7/09	15,000,000 a	15,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.50	3/7/09	2,600,000 a	2,600,000

Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.50	3/7/09	17,500,000 a	17,500,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	1.40	3/7/09	7,000,000 a	7,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	5,000,000	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Assurance Corporation and
Liquidity Facility; Merrill
Lynch Capital Services)	0.63	3/7/09	6,000,000 a,b	6,000,000

Tennessee--1.1%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	1.50	3/7/09	9,470,000 a	9,470,000

Texas--5.5%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	4,195,000 a,b	4,195,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	1.00	3/1/09	15,000,000 a	15,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	0.78	3/7/09	4,070,000 a	4,070,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.85	3/1/09	15,800,000 a	15,800,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	0.50	4/8/09	5,000,000	5,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.73	3/7/09	5,015,000 a	5,015,000

Utah--.8%
Utah Housing Corporation,

SFMR (LOC; Royal Bank of
Canada)	1.00	4/8/09	7,515,000	7,515,000

Virginia--2.8%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	1.27	3/7/09	3,265,000 a	3,265,000
Fairfax County Economic
Development Authority,
Educational Facilities Revenue
(Trinity Christian School
Project) (LOC; Wachovia Bank)	0.68	3/7/09	9,000,000 a	9,000,000
Lynchburg Industrial Development
Authority, HR (Centra Health,
Inc.) (LOC; Branch Banking and
Trust Co.)	0.61	3/7/09	6,000,000 a	6,000,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,500,000	6,522,362

Washington--2.0%
Port of Seattle,
Revenue	5.50	4/1/09	1,605,000	1,609,420
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	1.00	3/1/09	16,200,000 a	16,200,000

West Virginia--.3%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.90	3/7/09	2,800,000 a	2,800,000

Wisconsin--3.1%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	0.83	3/7/09	4,125,000 a	4,125,000
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.35	3/16/09	16,675,000	16,675,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	7,000,000	7,045,207

Wyoming--2.8%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.70	3/7/09	25,000,000 a	25,000,000

Total Investments (cost $903,786,039)			100.6%	903,786,039

Liabilities, Less Cash and Receivables	(.6%)	(5,353,550)
Net Assets	100.0%	898,432,489

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $103,560,000 or 11.5% of net assets.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FA

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in tho securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investmen Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obta from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	903,786,039
Level 3 - Significant Unobservable Inputs	0
Total	903,786,039

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)